U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

REGISTRATION NO. 2-29858

POST-EFFECTIVE AMENDMENT NO. 100

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

REGISTRATION NO. 811-1701

POST-EFFECTIVE AMENDMENT NO. 75

DAVIS NEW YORK VENTURE FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

(1-520-434-3771)

Agents For Service:

Thomas D. Tays, Esq.		Arthur Don
Davis Selected Advisers, L.P.		Greenberg Traurig LLP
2949 East Elvira Road, Suite 101	-or-	77 West Wacker Drive
Tucson, AZ 85756		Suite 3100
(520) 434-3771		Chicago, IL 60601
(312) 456-8438

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)
☐	On pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	On , pursuant to paragraph (a) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On , pursuant to paragraph (a)(2) of Rule 485

Title of Securities being Registered Common Stock of:

DAVIS GLOBAL FUND

DAVIS RESEARCH FUND

Class A, B, C, and Y shares

EXPLANATORY NOTE

This Post-Effective Amendment No. 100 to the Registration Statement meets the requirement to file XBRL statements on EDGAR

DAVIS NEW YORK VENTURE FUND, INC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona on the 1st day of March 2012.

The Registrant hereby certifies that this Post Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 of the Securities Act of 1933.

DAVIS NEW YORK VENTURE FUND, INC.

*By:	/s/ Thomas Tays
Thomas Tays Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

Kenneth Eich* Kenneth Eich	Principal Executive Officer	March 1, 2012

Douglas Haines* Douglas Haines	Principal Financial Officer and Principal Accounting Officer	March 1, 2012

*By:	/s/ Thomas Tays
Thomas Tays Attorney-in-Fact

*	Thomas Tays signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the powers of attorney filed as Exhibit 23 (q)(1) of Registrant’s registration statement 2-29858.

/s/ Thomas Tays
Thomas Tays Attorney-in-Fact

DAVIS NEW YORK VENTURE FUND, INC.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on March 1, 2012, by the following persons in the capacities indicated.

Signature	Title

Marc P. Blum* Marc P. Blum	Director

Andrew A. Davis* Andrew A. Davis	Director

Christopher C. Davis* Christopher C. Davis	Director

John Gates* John Gates	Director

Thomas. S. Gayner* Thomas S. Gayner	Director

Samuel H. Iapalucci* Samuel H. Iapalucci	Director

Robert P. Morgenthau* Robert P. Morgenthau	Director

Marsha Williams* Marsha Williams	Director

*	Thomas Tays signs this document on behalf of each of the foregoing persons pursuant to the powers of attorney filed as Exhibit 23(q)(1) of Registrant’s registration statement 2-29858.

/s/ Thomas Tays
Thomas Tays Attorney-in-Fact

EXHIBIT LIST

XBRL Files for Davis Global Fund and Davis International Fund

2